FINANCIAL INSTRUMENTS (Schedule of Fair Values of Derivative Instruments Designated and Not Designated as Cash Flow Hedges) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Derivative [Line Items]
Total derivative instruments - long-term assets	$ 22,123	$ 14,092
Financial instruments at fair value, long-term portion	240	6,146
Interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - long-term assets	806	0
Financial instruments at fair value, long-term portion	240	5,022
Interest rate swaps | Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - long-term assets	12,478	7,887
Financial instruments at fair value, long-term portion	0	1,124
Cross currency interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - long-term assets	8,200	5,741
Cross currency interest rate swaps | Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - long-term assets	$ 639	$ 464